Putnam VT Diversified Income Fund
The fund's portfolio
3/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (233.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$16,154	$16,573
5.00%, with due dates from 5/20/49 to 3/20/50	105,128	106,216
4.50%, TBA, 4/1/53	4,000,000	3,939,836
4.00%, TBA, 4/1/53	3,000,000	2,888,008
3.50%, with due dates from 9/20/49 to 11/20/49	147,418	138,887
3.00%, TBA, 4/1/53	3,000,000	2,728,998

		9,818,518
U.S. Government Agency Mortgage Obligations (225.1%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	37,529	37,481
4.50%, 5/1/49	6,886	6,830
Uniform Mortgage-Backed Securities
6.00%, TBA, 5/1/53	7,000,000	7,139,455
6.00%, TBA, 4/1/53	7,000,000	7,143,556
5.50%, TBA, 5/1/53	19,000,000	19,186,284
5.50%, TBA, 4/1/53	19,000,000	19,192,964
5.00%, TBA, 5/1/53	57,000,000	56,832,984
5.00%, TBA, 4/1/53	69,000,000	68,803,212
4.50%, TBA, 5/1/53	32,000,000	31,351,235
4.50%, TBA, 4/1/53	32,000,000	31,344,986
4.00%, TBA, 4/1/53	2,000,000	1,912,656
3.50%, TBA, 5/1/53	3,000,000	2,788,006
3.50%, TBA, 4/1/53	3,000,000	2,786,249
3.00%, TBA, 4/1/53	5,000,000	4,483,596
2.50%, TBA, 4/1/53	4,000,000	3,447,656
2.00%, TBA, 4/1/53	3,000,000	2,478,842

		258,935,992

Total U.S. government and agency mortgage obligations (cost $266,306,106)		$268,754,510

U.S. TREASURY OBLIGATIONS (0.8%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.625%, 5/15/31(i)	$989,000	$865,573
0.25%, 7/31/25(i)	120,000	110,242

Total U.S. treasury obligations (cost $975,815)		$975,815

MORTGAGE-BACKED SECURITIES (35.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.1%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$276,640	$53,807
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,454,649	476,989
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,826,134	381,594
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,603,804	540,069
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	170,022	24,155
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	309,212	39,978
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,276,809	579,441
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	237,579	42,765
REMICs Ser. 4425, IO, 4.00%, 1/15/45	753,795	113,861
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	695,576	133,231
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	228,348	42,091
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	481,333	61,972
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	382,871	46,785
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	257,625	18,888
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	169,692	6,215
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	75,557	669
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.516%, 12/15/47	513,095	61,623
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 8/15/56	1,843,450	246,414
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.416%, 4/15/47	455,784	58,964
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.405%, 9/25/50	2,349,905	282,365
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 7/25/50	2,340,109	303,860
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 1/25/50	1,812,240	184,514
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.382%, 7/25/43(WAC)	547,474	5,475
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	616,569	107,103
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	49,544	8,166
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	982,419	156,991
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	149,804	21,574
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,393,506	431,369
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	116,658	22,539
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	163,488	10,550
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	736,616	109,142
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	401,721	58,989
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	290,871	37,473
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 1.755%, 9/25/43	733,424	88,466
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 1.555%, 4/25/40	271,089	31,606
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.405%, 3/25/48	1,412,313	130,780
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.355%, 6/25/48	1,804,585	214,808
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.355%, 6/25/45	1,447,422	90,093
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.305%, 5/25/47	2,825,212	282,634
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.255%, 12/25/46	1,087,488	89,348
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 3/25/50	1,387,296	159,914
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.205%, 8/25/49	1,237,385	107,353
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	399,722	2,318
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	511,064	96,143
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	926,088	193,913
Ser. 14-76, IO, 5.00%, 5/20/44	279,554	55,567
Ser. 12-146, IO, 5.00%, 12/20/42	469,612	90,217
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	153,426	31,564
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	231,667	46,749
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,016,419	207,095
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	579,188	116,857
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	898,751	177,491
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	188,481	36,910
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,212,225	228,427
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	670,280	130,814
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	119,246	7,503
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	372,068	72,578
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	429,914	70,945
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	430,072	75,066
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,155,133	184,683
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	801,274	136,607
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	397,784	47,734
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	169,780	6,401
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	267,570	41,412
Ser. 18-H05, Class AI, IO, 3.794%, 2/20/68(WAC)	1,643,033	80,355
Ser. 18-H05, Class BI, IO, 3.793%, 2/20/68(WAC)	1,976,746	92,351
Ser. 21-156, IO, 3.50%, 7/20/51	3,431,041	587,003
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,743,339	485,514
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	326,580	44,130
Ser. 13-28, IO, 3.50%, 2/20/43	152,864	19,177
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	220,087	24,769
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	724,066	121,182
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	825,363	129,783
Ser. 17-H08, Class NI, IO, 3.01%, 3/20/67(WAC)	2,128,894	75,363
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,114,879	457,513
Ser. 16-H03, Class DI, IO, 2.035%, 12/20/65(WAC)	1,934,844	89,371
Ser. 17-H10, Class MI, IO, 1.989%, 4/20/67(WAC)	2,877,183	88,330
Ser. 15-H25, Class EI, IO, 1.887%, 10/20/65(WAC)	1,556,842	69,747
Ser. 17-H09, IO, 1.846%, 4/20/67(WAC)	2,127,645	57,166
FRB Ser. 15-H08, Class CI, IO, 1.803%, 3/20/65(WAC)	1,064,916	41,851
Ser. 15-H23, Class BI, IO, 1.753%, 9/20/65(WAC)	2,189,879	84,091
Ser. 17-H12, Class QI, IO, 1.732%, 5/20/67(WAC)	1,544,788	57,591
Ser. 16-H24, Class CI, IO, 1.689%, 10/20/66(WAC)	1,505,057	61,105
Ser. 16-H14, IO, 1.671%, 6/20/66(WAC)	1,091,984	35,231
Ser. 17-H11, Class DI, IO, 1.647%, 5/20/67(WAC)	1,425,356	75,656
Ser. 16-H16, Class EI, IO, 1.636%, 6/20/66(WAC)	1,517,292	69,947
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	3,285,324	116,958
Ser. 13-H08, Class CI, IO, 1.597%, 2/20/63(WAC)	1,330,481	45,236
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 6/20/51	1,891,584	240,004
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 5/20/51	2,682,839	356,583
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 4/20/51	2,121,607	249,864
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.539%, 9/20/50	2,451,412	314,271
Ser. 14-H21, Class BI, IO, 1.531%, 10/20/64(WAC)	1,804,831	64,793
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.472%, 11/20/47	2,867,427	431,893
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 1.419%, 4/20/44	1,429,720	159,866
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 7/20/50	2,319,531	324,684
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.389%, 10/20/48	1,290,983	121,065
Ser. 17-H11, Class TI, IO, 1.38%, 4/20/67(WAC)	1,259,870	74,710
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 4/20/50	2,439,857	309,323
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 8/20/49	3,981,788	408,133
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	1,702,430	169,307
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.339%, 7/20/49	2,573,772	243,096
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 1/20/50	1,268,203	135,361
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.289%, 12/20/49	1,048,753	106,067
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.239%, 8/20/43	2,034,803	211,396
Ser. 17-H16, Class JI, IO, 0.898%, 8/20/67(WAC)	2,394,545	137,573
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 0.839%, 8/20/44	621,381	55,145
Ser. 17-H16, Class IG, IO, 0.302%, 7/20/67(WAC)	2,185,822	69,181
Ser. 16-H24, Class JI, IO, 0.08%, 11/20/66(WAC)	1,812,276	97,738
Ser. 16-H09, Class BI, IO, 0.067%, 4/20/66(WAC)	2,811,378	141,412
Ser. 16-H17, Class KI, IO, 0.049%, 7/20/66(WAC)	867,513	39,341
Ser. 16-H03, Class AI, IO, 0.034%, 1/20/66(WAC)	1,434,405	52,966
Ser. 17-H02, Class BI, IO, 0.03%, 1/20/67(WAC)	1,579,735	57,336
Ser. 15-H10, Class BI, IO, 0.03%, 4/20/65(WAC)	1,355,607	57,071
Ser. 16-H22, Class AI, IO, 0.029%, 10/20/66(WAC)	1,786,698	68,586
Ser. 16-H23, Class NI, IO, 0.026%, 10/20/66(WAC)	5,445,264	243,403
Ser. 18-H03, Class XI, IO, 0.019%, 2/20/68(WAC)	1,837,473	92,976
Ser. 17-H06, Class BI, IO, 0.014%, 2/20/67(WAC)	1,646,845	57,383
Ser. 15-H24, Class AI, IO, 0.014%, 9/20/65(WAC)	1,838,382	57,100
Ser. 16-H06, Class DI, IO, 0.008%, 7/20/65(WAC)	2,856,577	68,709
Ser. 16-H06, Class CI, IO, 0.001%, 2/20/66(WAC)	3,171,665	62,659
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	3,006,231	62,800

		16,272,832
Commercial mortgage-backed securities (10.7%)
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	261,000	115,440
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	8,533	8,234
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.029%, 4/10/51(WAC)	346,000	221,762
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	420,000	261,371
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.546%, 2/10/50(WAC)	319,000	206,071
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	460,000	278,712
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	385,436
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	326,000	267,312
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	246,000	240,662
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	158,726	153,151
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47(WAC)	283,000	254,673
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	276,000	248,586
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	264,000	236,385
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47(WAC)	182,000	160,352
FRB Ser. 14-UBS3, Class D, 4.765%, 6/10/47(WAC)	116,000	79,294
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	177,750
FRB Ser. 13-CR9, Class D, 4.513%, 7/10/45(WAC)	289,000	270,301
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48(WAC)	257,000	196,738
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 7.97%, 9/9/24	158,000	157,538
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.756%, 4/15/50(WAC)	307,000	169,023
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.606%, 2/10/46(WAC)	237,000	193,775
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	133,818	128,962
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	265,000	219,348
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.736%, 2/15/47(WAC)	787,000	442,478
FRB Ser. 14-C19, Class C19, 4.635%, 4/15/47(WAC)	208,000	191,638
FRB Ser. 14-C18, Class E, 4.236%, 2/15/47(WAC)	381,000	163,146
FRB Ser. 14-C25, Class D, 3.936%, 11/15/47(WAC)	194,000	124,777
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	364,956
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	210,761
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.296%, 4/15/46(WAC)	408,000	252,497
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	401,000	92,982
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	250,000	237,500
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.368%, 8/15/46(WAC)	750,000	37,320
FRB Ser. 15-C23, Class D, 4.14%, 7/15/50(WAC)	347,000	265,244
FRB Ser. 13-C10, Class D, 4.067%, 7/15/46(WAC)	478,000	218,425
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	259,876
Ser. 14-C19, Class D, 3.25%, 12/15/47	240,000	184,693
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,521	77,897
FRB Ser. 18-H3, Class C, 4.863%, 7/15/51(WAC)	178,000	148,269
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.595%, 3/25/50	577,000	534,622
FRB Ser. 19-01, Class M10, 8.095%, 10/25/49	331,746	304,214
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.259%, 6/25/37	357,548	356,448
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 7.993%, 1/19/37	217,000	212,660
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	5
Wells Fargo Commercial Mortgage Trust FRB Ser. 15-C29, Class D, 4.219%, 6/15/48(WAC)	243,000	205,514
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.499%, 9/15/58(WAC)	191,000	152,725
FRB Ser. 13-LC12, Class D, 4.364%, 7/15/46(WAC)	513,000	180,649
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	63,106
Ser. 16-C33, Class D, 3.123%, 3/15/59	534,000	414,826
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.025%, 3/15/46(WAC)	160,000	155,542
FRB Ser. 13-UBS1, Class E, 5.025%, 3/15/46(WAC)	192,000	182,320
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	849,577
FRB Ser. 13-C15, Class D, 4.511%, 8/15/46(WAC)	1,231,000	376,765
FRB Ser. 12-C10, Class D, 4.392%, 12/15/45(WAC)	694,000	413,834

		12,306,147
Residential mortgage-backed securities (non-agency) (10.5%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 4.523%, 11/27/36(WAC)	260,079	179,455
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 4.077%, 10/25/35(WAC)	151,614	124,897
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 11/25/47	110,896	91,423
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.27%, 12/25/35	304,037	197,579
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	131,272	107,959
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 5.225%, 8/25/46	901,656	714,224
FRB Ser. 07-OH1, Class A1D, (ICE LIBOR USD 1 Month + 0.21%), 5.055%, 4/25/47	84,585	65,023
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 4.638%, 9/25/35	258,635	230,147
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 4.078%, 6/25/46	169,480	140,261
FRB Ser. 06-OA7, Class 1A1, 3.039%, 6/25/46(WAC)	568,308	507,329
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 7/25/28	1,020,603	1,089,725
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 14.195%, 4/25/28	517,457	542,239
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 13.645%, 3/25/28	323,598	329,756
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 12.395%, 12/25/27	386,173	395,239
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.845%, 10/25/48	333,000	377,979
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 15.345%, 3/25/49	152,000	168,195
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.845%, 8/25/50	135,000	150,355
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 14.195%, 6/25/50	237,000	260,108
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 12.595%, 9/25/48	389,000	402,439
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 9.095%, 10/25/48	163,000	171,203
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 7.945%, 3/25/50	82,150	83,948
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	219,499
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 17.095%, 9/25/28	966,556	1,091,111
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.595%, 10/25/28	496,104	552,627
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 15.595%, 1/25/29	89,624	96,513
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 10.345%, 9/25/29	242,000	262,404
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 9.695%, 10/25/29	407,000	431,943
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 9.345%, 12/25/30	451,000	471,259
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 5/25/30	22,000	23,099
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 9.295%, 2/25/30	30,000	31,950
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.845%, 5/25/25	6,066	6,266
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.06%, 1/25/42	148,000	142,874
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 8.945%, 9/25/31	505,000	514,995
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.495%, 2/25/40	276,000	278,225
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 8.095%, 1/25/40	155,000	148,991
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 5.205%, 5/25/36	507,967	127,601
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 5.155%, 5/25/37	123,933	86,371
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 5.281%, 5/19/35	171,596	55,844
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.702%, 2/26/37	153,856	127,712
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.64%, 8/25/35	39,304	35,649
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 5.025%, 1/25/37	210,162	181,459
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	177,088
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (ICE LIBOR USD 1 Month + 0.17%), 5.015%, 7/25/47	120,297	95,294
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD 1 Month + 0.70%), 5.545%, 12/25/45	327,801	292,717
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD 1 Month + 0.30%), 5.145%, 5/25/36	393,055	283,653

		12,064,627

Total mortgage-backed securities (cost $46,794,078)		$40,643,606

CORPORATE BONDS AND NOTES (16.2%)(a)
		Principal amount	Value
Basic materials (1.7%)
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		$76,000	$75,419
Braskem Netherlands Finance BV 144A company guaranty sr. unsec. notes 7.25%, 2/13/33 (Brazil)		250,000	240,777
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		25,000	25,089
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		60,000	52,283
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		75,000	75,826
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		30,000	30,171
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	131,523
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		$50,000	46,872
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		240,000	224,493
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		125,000	118,125
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		320,000	252,000
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		95,000	79,883
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		15,000	12,634
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	19,295
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		66,000	60,315
Unigel Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 8.75%, 10/1/26 (Brazil)		200,000	184,940
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		51,000	49,159
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		295,000	295,369

			1,974,173
Capital goods (2.0%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		145,000	148,625
Adient Global Holdings, Ltd. 144A sr. unsec. unsub. notes 8.25%, 4/15/31		97,000	99,668
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		100,000	103,322
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		58,000	58,618
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	175,000	180,793
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$290,000	295,874
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		185,000	139,816
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		15,000	15,394
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		163,000	170,580
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		18,000	16,072
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		95,000	85,830
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		20,000	19,825
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		318,000	299,846
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		100,000	88,508
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		65,000	57,785
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		140,000	140,127
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		20,000	20,150
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		270,000	238,236
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		111,000	112,826

			2,291,895
Communication services (0.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		322,000	295,677
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		75,000	68,183
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		215,000	214,142
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	56,072

			634,074
Consumer cyclicals (3.7%)
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		297,000	289,539
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	43,160
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		161,000	163,818
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		235,000	235,050
Carnival Corp. notes Ser. REGS, 10.125%, 2/1/26	EUR	165,000	187,911
Carnival Corp. 144A notes 9.875%, 8/1/27		$95,000	97,859
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	98,738
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		15,000	13,385
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		153,000	146,553
Hilton Domestic Operating Co., Inc. 144A company guaranty sr. unsec. notes 4.00%, 5/1/31		310,000	271,467
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	134,000	135,376
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$47,000	40,068
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		70,000	62,893
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,827
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		330,000	287,100
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		535,000	495,999
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		8,000	7,500
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		75,000	66,656
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		200,000	212,500
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	43,394
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		35,000	28,129
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		330,000	313,408
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,342
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	85,738
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		106,000	97,846
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		79,000	77,710
Techem Verwaltungsgesell notes Ser. REGS, 2.00%, 7/15/25 (Germany)	EUR	310,000	312,328
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		$19,000	17,963
Verisure Holding AB company guaranty sr. notes Ser. REGS, 3.25%, 2/15/27 (Sweden)	EUR	300,000	287,892
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		$40,000	32,300
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		15,000	15,225
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		97,000	88,111

			4,283,785
Consumer staples (1.0%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	74,400
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		115,000	107,339
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		213,000	185,330
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	67,896
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		70,000	64,050
Loxam SAS company guaranty sr. notes Ser. REGS, 4.25%, 4/15/24 (France)	EUR	300,000	324,423
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	250,000	251,016
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		$28,000	26,523
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		25,000	20,344
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		20,000	17,220

			1,138,541
Energy (4.5%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		327,000	277,133
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	29,858
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		311,000	292,340
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		190,000	185,881
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		75,000	66,746
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		5,000	4,131
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		76,000	71,645
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		75,000	72,074
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		360,000	364,410
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		470,000	466,475
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	68,483
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,482
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		235,000	230,154
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		380,000	399,543
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		160,000	172,368
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		60,000	60,521
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		40,000	35,524
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		270,000	248,624
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		70,000	70,006
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		123,000	117,439
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	34,652
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		143,000	113,830
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		960,000	917,571
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		227,000	201,182
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		150,000	147,099
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		12,000	11,451
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		125,000	121,199
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		147,000	129,800
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		278,000	261,359
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		30,000	28,275

			5,209,255
Financials (0.5%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	22,392
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	169,945
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		200,000	160,718
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		105,000	81,445
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	66,028
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	94,525	98,412

			598,940
Health care (1.0%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		$45,000	39,263
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	39,825
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	184,000
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	125,409
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		165,000	140,663
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		35,000	30,737
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		110,000	105,606
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		102,000	99,997
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	22,688
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		45,000	40,712
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		70,000	69,055
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		230,000	241,500

			1,139,455
Technology (0.9%)
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		201,000	175,418
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		256,000	229,015
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		160,000	141,537
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		355,000	301,225
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		203,000	175,742

			1,022,937
Utilities and power (0.3%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	32,469
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		13,000	9,683
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		72,000	57,600
ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries company guaranty sr. notes Ser. REGS, 4.50%, 7/14/28 (India)		200,000	167,941
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	35,808

			303,501

Total corporate bonds and notes (cost $19,637,278)			$18,596,556

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.4%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$200,000	$176,249
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	231,010
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	240,000	186,402
Cote d'lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d'lvoire)	EUR	830,000	684,904
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$600,000	518,250
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		275,000	266,750
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		260,000	251,225
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		185,000	156,835
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		365,000	370,092
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		390,000	380,077
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		205,000	201,661
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	217,371
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		290,000	177,987
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		880,000	613,796
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		200,000	152,004
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)		1,130,000	433,638
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)		850,000	301,750
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,159,608
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,045,000	1,042,885
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	177,502
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,310,000	757,009
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		790,000	645,541
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	586,800

Total foreign government and agency bonds and notes (cost $11,524,554)			$9,689,346

CONVERTIBLE BONDS AND NOTES (5.3%)(a)
	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$34,000	$31,949

		31,949
Capital goods (0.2%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	87,000	101,921
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	60,000	54,690
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	47,000	58,292

		214,903
Communication services (0.2%)
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	122,000	62,830
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	90,000	87,975
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	100,000	88,850

		239,655
Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	73,000	61,589
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	80,000	61,200
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	37,000	30,155
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	93,000	139,258
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	49,000	56,258
Cinemark Holdings, Inc. cv. sr. unsec. notes 4.50%, 8/15/25	42,000	53,254
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	68,000	47,056
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	78,000	69,830
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	91,000	90,909
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	89,000	95,523
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	78,000	60,489
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	114,000	111,777
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	30,000	32,295
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	65,000	48,783
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	64,000	97,568
Sabre GLBL, Inc. company guaranty cv. sr. unsec. notes 4.00%, 4/15/25	67,000	60,311
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	67,000	78,296
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	101,000	90,206

		1,284,757
Consumer staples (0.6%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	54,000	47,223
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	68,000	56,610
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	55,000	45,513
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	33,000	33,651
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	59,000	46,314
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	120,000	99,039
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	40,000	35,117
Post Holdings, Inc. 144A company guaranty cv. sr. unsec. notes 2.50%, 8/15/27	62,000	64,802
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	66,000	47,637
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	77,000	67,743
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	60,000	47,004
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	80,000	58,222
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	75,000	76,650

		725,525
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	76,000	78,796
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	41,000	35,506
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	67,000	71,522
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	11,000	23,485
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	46,000	59,616

		268,925
Financials (0.1%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	55,000	38,363

		38,363
Health care (0.8%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	50,000	49,903
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	54,000	56,322
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	42,000	41,601
Dexcom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	71,000	76,052
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	121,000	106,248
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	132,000	111,871
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	47,000	70,195
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	41,000	44,629
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	94,000	90,866
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	72,000	93,280
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	17,000	22,806
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	28,000	25,603
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	57,000	68,376
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	61,000	47,049

		904,801
Technology (1.8%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	30,000	22,444
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	78,000	71,636
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	61,000	61,326
Altair Engineering, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 6/15/27	39,000	45,416
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	74,000	62,456
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	73,000	56,721
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	60,554
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	74,000	66,372
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	37,000	31,247
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	56,000	62,664
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	56,000	60,452
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	64,000	50,257
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	48,000	41,683
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	55,000	57,448
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	54,000	44,651
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	42,000	38,663
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	55,000	87,230
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	47,000	66,709
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	102,000	88,230
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	50,000	64,600
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	109,000	92,759
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	61,000	99,574
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	37,000	74,611
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	74,000	65,157
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	44,000	65,728
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	83,000	60,466
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	125,000	106,813
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	56,000	46,872
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	65,000	62,075
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	64,000	49,568
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	27,000	27,338
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	42,000	37,191
Workiva, Inc. cv. sr. unsec. notes 1.125%, 8/15/26	36,000	50,676
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	55,000	53,763
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	37,000	39,017

		2,072,367
Transportation (0.2%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	61,000	46,787
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	116,000	131,776

		178,563
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	87,000	81,171
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	75,000	77,063

		158,234

Total convertible bonds and notes (cost $6,706,883)		$6,118,042

SENIOR LOANS (1.1%)(a)(c)
	Principal amount	Value
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.557%, 10/19/27	$73,322	$72,383
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.898%, 12/7/29	115,500	115,549
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.134%, 6/21/24	156,544	145,619
Chart Industries, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.593%, 12/8/29	269,000	267,991
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.325%, 8/21/26	166,779	154,966
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.84%, 7/22/27	175,044	168,102
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.648%, 3/31/27	55,033	8,255
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.09%, 8/31/29	45,000	42,337
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 13.188%, 2/28/26	55,000	14,117
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.00%), 7.874%, 5/29/26	93,546	90,827
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.498%, 3/30/29	105,000	95,200
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.818%, 4/24/28	164,167	145,698

Total senior loans (cost $1,379,579)		$1,321,044

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$111,405	$110,013
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.095%, 10/22/24	469,000	463,724
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.845%, 10/22/24	350,000	342,781
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (ICE LIBOR USD 1 Month + 5.25%), 10.095%, 5/7/24	125,667	120,954

Total asset-backed securities (cost $1,005,132)		$1,037,472

COMMON STOCKS (—%)(a)
	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	$11,924

Total common stocks (cost $10,413)		$11,924

SHORT-TERM INVESTMENTS (31.9%)(a)
		Principal amount/shares	Value
ABN AMRO Funding USA, LLC commercial paper 4.807%, 5/16/23		$500,000	$496,873
Australia and New Zealand Banking Group, Ltd. commercial paper 4.797%, 5/15/23 (Australia)		500,000	496,953
Banco Santander SA commercial paper 4.864%, 5/25/23 (Spain)		750,000	744,391
Credit Agricole Corporate & Investment Bank/New York commercial paper 4.858%, 5/22/23 (France)		500,000	496,427
ING (U.S.) Funding, LLC commercial paper 5.057%, 9/1/23		750,000	733,580
Lloyds Bank PLC commercial paper 4.795%, 5/8/23 (United Kingdom)		500,000	497,416
Mitsubishi UFJ Trust & Banking Corp./Singapore commercial paper 4.853%, 5/15/23 (Singapore)		500,000	496,988
Putnam Short Term Investment Fund Class P 4.88%(AFF)	Shares	26,190,794	26,190,794
Skandinaviska Enskilda Banken AB commercial paper 4.776%, 5/15/23 (Sweden)		$500,000	496,959
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.70%(P)	Shares	1,447,000	1,447,000
U.S. Treasury Bills 4.743%, 5/2/23(SEGCCS)		$400,000	398,521
U.S. Treasury Bills 4.725%, 4/18/23(SEG)(SEGSF)(SEGCCS)		3,700,000	3,692,978
U.S. Treasury Bills 4.665%, 4/4/23(SEGSF)		500,000	499,936

Total short-term investments (cost $36,689,355)			$36,688,816
TOTAL INVESTMENTS

Total investments (cost $391,029,193)			$383,837,131

	FORWARD CURRENCY CONTRACTS at 3/31/23 (aggregate face value $12,960,372) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	4/19/23	$3,552	$3,548	$(4)
		Euro	Sell	6/21/23	184,521	180,751	(3,770)
		New Zealand Dollar	Sell	4/19/23	8,755	8,815	60
		Swedish Krona	Sell	6/21/23	85,690	84,713	(977)
	Barclays Bank PLC
		British Pound	Buy	6/21/23	5,436	5,259	177
		Canadian Dollar	Sell	4/19/23	50,104	50,056	(48)
		Euro	Buy	6/21/23	59,256	58,059	1,197
		Swiss Franc	Buy	6/21/23	43,976	42,739	1,237
	Citibank, N.A.
		Australian Dollar	Sell	4/19/23	7,090	7,227	137
		Canadian Dollar	Sell	4/19/23	7,845	7,812	(33)
		Norwegian Krone	Sell	6/21/23	32,521	32,175	(346)
		Swedish Krona	Sell	6/21/23	3,666	3,625	(41)
	Goldman Sachs International
		Swiss Franc	Buy	6/21/23	888,552	865,234	23,318
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/19/23	56,180	57,305	1,125
		British Pound	Buy	6/21/23	1,112	1,088	24
		Canadian Dollar	Sell	4/19/23	23,609	23,619	10
		Euro	Buy	6/21/23	71,674	70,065	1,609
		Japanese Yen	Buy	5/17/23	680,081	698,361	(18,280)
		New Zealand Dollar	Sell	4/19/23	8,942	8,951	9
		Norwegian Krone	Buy	6/21/23	2,214	2,199	15
		Swedish Krona	Sell	6/21/23	71,296	70,570	(726)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/19/23	116,194	116,069	(125)
		Norwegian Krone	Sell	6/21/23	7,198	7,215	17
		Swiss Franc	Buy	6/21/23	10,471	10,198	273
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	4/19/23	5,952	5,874	(78)
		Canadian Dollar	Buy	4/19/23	50,918	49,751	1,167
		Canadian Dollar	Sell	4/19/23	50,918	50,670	(248)
		Euro	Sell	6/21/23	3,322,034	3,254,968	(67,066)
		New Zealand Dollar	Sell	4/19/23	772,842	773,551	709
		Swedish Krona	Buy	6/21/23	108,986	105,749	3,237
		Swiss Franc	Sell	6/21/23	17,853	17,496	(357)
	NatWest Markets PLC
		British Pound	Sell	6/21/23	5,065	4,994	(71)
		Euro	Sell	6/21/23	2,179	2,159	(20)
		Japanese Yen	Buy	5/17/23	291,433	299,196	(7,763)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/19/23	840,359	856,870	16,511
		British Pound	Sell	6/21/23	92,291	89,453	(2,838)
		Canadian Dollar	Sell	4/19/23	144,095	143,925	(170)
		Euro	Sell	6/21/23	1,276,616	1,251,880	(24,736)
		New Zealand Dollar	Sell	4/19/23	14,383	14,116	(267)
		Norwegian Krone	Sell	6/21/23	149,706	150,063	357
		Swedish Krona	Sell	6/21/23	804,924	795,521	(9,403)
		Swiss Franc	Buy	6/21/23	56,319	54,910	1,409
	Toronto-Dominion Bank
		British Pound	Sell	6/21/23	26,069	25,270	(799)
		Canadian Dollar	Sell	4/19/23	1,608,873	1,607,289	(1,584)
		Japanese Yen	Buy	5/17/23	3,147	3,231	(84)
		Norwegian Krone	Sell	6/21/23	149,868	150,247	379
	UBS AG
		Canadian Dollar	Sell	4/19/23	10,288	10,327	39
		Euro	Buy	6/21/23	19,934	19,442	492
		Japanese Yen	Buy	5/17/23	627,283	644,074	(16,791)
		New Zealand Dollar	Sell	4/19/23	20,010	20,031	21
		Swedish Krona	Sell	6/21/23	4,780	4,722	(58)
	WestPac Banking Corp.
		Australian Dollar	Sell	4/19/23	129,819	132,432	2,613
		Euro	Sell	6/21/23	6,644	6,508	(136)

	Unrealized appreciation						56,142

	Unrealized (depreciation)						(156,819)

	Total						$(100,677)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	184	$37,987,375	$37,987,375	Jun-23	$(389,891)
U.S. Treasury Note Ultra 10 yr (Short)	11	1,332,547	1,332,547	Jun-23	(40,970)

Unrealized appreciation					—

Unrealized (depreciation)					(430,861)

Total					$(430,861)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$34,881,900	$(401,142)	$691,359
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		34,881,900	(401,142)	(253,243)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	237,815
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095		12,836,700	849,790	134,657
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095		12,836,700	849,790	44,672
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		10,000,600	(483,029)	(385,023)
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		9,638,700	665,070	79,905
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		9,638,700	665,070	(4,627)
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	289,128
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(374,885)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	67,604
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		4,256,400	(272,197)	(18,217)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		4,256,400	(272,197)	(26,560)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	29,857
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	24,424
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	(136,893)
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,847,800	(184,680)	23,437
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343		2,847,800	(184,680)	(53,681)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	343,113
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(137,041)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17		2,770,500	(144,066)	(6,372)
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67		2,770,500	(141,296)	(22,303)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,723,200	(402,489)	(11,546)
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558		2,723,200	(402,489)	(72,328)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18		2,687,400	(135,714)	(3,413)
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68		2,687,400	(135,714)	(19,457)
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03		2,067,100	78,550	(2,625)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03		2,067,100	78,550	(6,511)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	240,673
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(146,297)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	7,704
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	6,654
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	179,663
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(72,183)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,021,200	(151,648)	3,074
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47		1,021,200	(151,648)	(35,201)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	95,309
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	(70,978)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	107,190
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	(88,005)
Citibank, N.A.
2.703/US SOFR/Jul-33 (Purchased)	Jul-23/2.703		19,682,300	(219,400)	(66,526)
2.643/US SOFR/Jul-33 (Purchased)	Jul-23/2.643		19,682,300	(219,400)	(87,389)
(3.27)/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		13,293,700	(152,213)	(47,591)
3.27/US SOFR/Apr-28 (Purchased)	Apr-23/3.27		13,293,700	(152,213)	(89,467)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		8,029,300	(97,155)	(31,073)
(1.887)/US SOFR/Jan-35 (Written)	Jan-25/1.887		6,888,800	118,383	23,353
(2.25)/US SOFR/Jan-34 (Written)	Jan-24/2.25		6,888,800	89,728	21,700
(1.947)/US SOFR/Jan-35 (Written)	Jan-25/1.947		6,888,800	118,383	16,258
(2.311)/US SOFR/Jan-34 (Written)	Jan-24/2.311		6,888,800	89,728	14,673
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	284,576
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	(170,204)
3.578/US SOFR/Sep-33 (Purchased)	Sep-23/3.578		4,113,500	(114,561)	98,313
(3.578)/US SOFR/Sep-33 (Purchased)	Sep-23/3.578		4,113,500	(114,561)	(68,942)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	59,439
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(52,045)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	58,430
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(38,904)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(1,486)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(58,457)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	81,528,100	261,576	240,495
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	40,764,100	(257,143)	(238,727)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	8,591,200	(187,957)	70,251
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	8,591,200	(187,957)	(54,785)
Deutsche Bank AG
2.818/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	12,265,300	118,431	5,986
(2.818)/3 month EUR-EURIBOR/Mar-29 (Written)	Mar-28/2.818	EUR	12,265,300	118,431	(1,995)
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		$2,855,000	198,851	11,192
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		2,855,000	198,851	(11,277)
Goldman Sachs International
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	120,946
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	(154,034)
3.293/US SOFR/May-33 (Purchased)	May-23/3.293		2,168,000	(38,590)	4,358
(3.293)/US SOFR/May-33 (Purchased)	May-23/3.293		2,168,000	(38,590)	(18,970)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	1,564
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(30,257)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	3,848
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	12,234,100	(115,079)	(7,430)
3.18/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	443,300	(12,486)	5,154
(3.18)/6 month EUR-EURIBOR/Sep-33 (Purchased)	Sep-23/3.18	EUR	443,300	(12,486)	(4,909)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$8,128,800	173,448	138,108
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	(344,255)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		5,446,300	(458,851)	(7,135)
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175		5,446,300	(458,851)	(32,841)
3.115/US SOFR/Mar-43 (Written)	Mar-33/3.115		3,483,400	293,999	14,421
(3.115)/US SOFR/Mar-43 (Written)	Mar-33/3.115		3,483,400	293,999	7,350
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525		2,132,200	168,977	8,891
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525		2,132,200	168,977	4,520
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	49,100
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	(38,910)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	43,918
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	(80,404)
3.187/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,251,200	(80,765)	1,376
(3.187)/US SOFR/Jan-36 (Purchased)	Jan-26/3.187		1,251,200	(80,765)	(17,154)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	14,230
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	(53,218)
4.344/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	2,971,900	(74,171)	5,304
(4.344)/6 month AUD-BBR-BBSW/Mar-33 (Purchased)	Mar-28/4.344	AUD	2,971,900	(74,171)	(5,384)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	167,216
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(81,027)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	114,546
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(36,958)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	87,445
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(25,744)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	99,693
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(32,216)
4.12/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	180,000	(9,391)	128
(4.12)/6 month AUD-BBR-BBSW/Jan-43 (Purchased)	Jan-33/4.12	AUD	180,000	(9,391)	(454)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		$948,300	(108,201)	(46,315)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(66,969)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(2,494)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(50,576)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	7,360
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	(13,777)
Toronto-Dominion Bank
3.58/US SOFR/Mar-29 (Purchased)	Mar-24/3.58		1,806,200	(41,543)	28,177
(3.58)/US SOFR/Mar-29 (Purchased)	Mar-24/3.58		1,806,200	(41,543)	(19,525)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	20,704
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	(11,968)
UBS AG
3.22/US SOFR/Aug-33 (Purchased)	Aug-23/3.22		5,103,500	(127,332)	16,637
(3.22)/US SOFR/Aug-33 (Purchased)	Aug-23/3.22		5,103,500	(127,332)	(29,600)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	59,739
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(29,363)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	10,714
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(10,029)
3.095/6 month EUR-EURIBOR/Mar-34 (Purchased)	Mar-24/3.095	EUR	5,743,700	(224,609)	48,524
(3.095)/6 month EUR-EURIBOR/Mar-34 (Purchased)	Mar-24/3.095	EUR	5,743,700	(224,609)	(56,871)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	229,492
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(71,736)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	100,352
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	(79,364)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	106,660
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(46,665)

Unrealized appreciation					5,031,379

Unrealized (depreciation)					(4,472,809)

Total					$558,570

TBA SALE COMMITMENTS OUTSTANDING at 3/31/23 (proceeds receivable $168,764,687) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 4/1/53	$7,000,000	4/13/23	$7,143,556
Uniform Mortgage-Backed Securities, 5.50%, 4/1/53	19,000,000	4/13/23	19,192,964
Uniform Mortgage-Backed Securities, 5.00%, 5/1/53	16,000,000	5/11/23	15,953,118
Uniform Mortgage-Backed Securities, 5.00%, 4/1/53	69,000,000	4/13/23	68,803,212
Uniform Mortgage-Backed Securities, 4.50%, 4/1/53	32,000,000	4/13/23	31,344,986
Uniform Mortgage-Backed Securities, 4.00%, 5/1/53	2,000,000	5/11/23	1,913,438
Uniform Mortgage-Backed Securities, 4.00%, 4/1/53	2,000,000	4/13/23	1,912,656
Uniform Mortgage-Backed Securities, 3.50%, 4/1/53	3,000,000	4/13/23	2,786,249
Uniform Mortgage-Backed Securities, 3.00%, 5/1/53	5,000,000	5/11/23	4,487,307
Uniform Mortgage-Backed Securities, 3.00%, 4/1/53	5,000,000	4/13/23	4,483,596
Uniform Mortgage-Backed Securities, 2.50%, 5/1/53	4,000,000	5/11/23	3,450,937
Uniform Mortgage-Backed Securities, 2.50%, 4/1/53	4,000,000	4/13/23	3,447,656
Uniform Mortgage-Backed Securities, 2.00%, 5/1/53	3,000,000	5/11/23	2,481,655
Uniform Mortgage-Backed Securities, 2.00%, 4/1/53	3,000,000	4/13/23	2,478,841

Total			$169,880,171

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,817,200	$444,216		$118,004	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(334,701)
		8,610,000	258,472		416	12/23/23	0.695% — Annually	US SOFR — Annually	348,234
		6,867,000	581,566		590	12/23/26	1.085% — Annually	US SOFR — Annually	646,051
		3,221,000	465,273		389	12/23/31	1.285% — Annually	US SOFR — Annually	493,861
		1,426,000	413,440		(2,539)	12/23/51	US SOFR — Annually	1.437% — Annually	(427,867)
		11,649,000	349,586		(1,185)	12/24/23	0.697% — Annually	US SOFR — Annually	463,308
		2,714,000	228,899		(363)	12/24/26	1.096% — Annually	US SOFR — Annually	252,479
		5,265,000	760,687		(2,350)	12/24/31	1.285% — Annually	US SOFR — Annually	802,188
		6,694,000	1,943,335		(3,618)	12/24/51	1.435% — Annually	US SOFR — Annually	1,992,849
		3,035,000	829,253		(495)	12/31/51	1.525% — Annually	US SOFR — Annually	851,658
		1,201,000	99,995		(159)	12/31/26	US SOFR — Annually	1.135% — Annually	(110,413)
		315,000	43,920		5,672	12/31/31	US SOFR — Annually	1.355% — Annually	(40,762)
		813,100	49,567	(E)	(18)	1/15/47	1.724% — Annually	US SOFR — Annually	49,548
		1,953,000	476,825		(67)	1/21/52	1.679% — Annually	US SOFR — Annually	487,250
		1,337,000	339,879		(46)	1/19/52	US SOFR — Annually	1.626% — Annually	(347,647)
		967,000	240,638		(33)	2/1/52	1.6545% — Annually	US SOFR — Annually	245,196
		3,248,100	681,516		(111)	2/24/52	US SOFR — Annually	1.86% — Annually	(690,470)
		2,170,000	493,567		(74)	2/29/52	1.7674% — Annually	US SOFR — Annually	498,926
		2,392,000	265,871		(32)	2/29/32	US SOFR — Annually	1.75% — Annually	(271,929)
		8,640,000	570,326		(70)	2/28/27	1.675% — Annually	US SOFR — Annually	592,599
		16,660,000	487,638		(63)	2/29/24	US SOFR — Annually	1.47709% — Annually	(533,713)
		1,267,400	148,032		(17)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(150,782)
		471,000	10,532		(2)	4/7/24	US SOFR — Annually	2.4485% — Annually	(11,140)
		98,000	3,684		(1)	4/7/27	2.469% — Annually	US SOFR — Annually	3,819
		103,000	6,917		(1)	4/7/23	2.3305% — Annually	US SOFR — Annually	7,209
		41,000	6,722		(1)	4/7/52	US SOFR — Annually	2.1005% — Annually	(6,928)
		4,954,000	268,953		(66)	4/14/32	2.4975% — Annually	US SOFR — Annually	267,782
		4,078,000	482,387		(139)	4/14/52	US SOFR — Annually	2.3395% — Annually	(488,654)
		1,064,000	39,517		(9)	4/14/27	2.483% — Annually	US SOFR — Annually	40,802
		2,385,000	55,141		(9)	4/14/24	US SOFR — Annually	2.403% — Annually	(59,730)
		10,918,500	324,170		(103)	5/2/27	US SOFR — Annually	2.685% — Annually	(351,957)
		17,016,700	386,109		(64)	5/25/24	2.5945% — Annually	US SOFR — Annually	463,844
		867,000	75,654		(30)	5/25/52	US SOFR — Annually	2.501% — Annually	(78,870)
		688,300	37,664	(E)	(23)	5/28/57	2.40% — Annually	US SOFR — Annually	37,640
		899,000	31,105		(12)	6/7/32	US SOFR — Annually	2.7565% — Annually	(32,618)
		1,407,000	90,076		(48)	6/7/52	US SOFR — Annually	2.622% — Annually	(95,194)
		1,288,200	228,952		(161,687)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	60,908
		20,580,500	301,504		(78)	6/15/24	US SOFR — Annually	3.3385% — Annually	(293,945)
		14,265,000	150,068		(115)	6/15/27	3.185% — Annually	US SOFR — Annually	162,298
		1,947,800	19,556		(28)	9/8/32	US SOFR — Annually	3.07% — Annually	(28,110)
		2,988,500	86,577		(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	94,338
		6,769,000	415,481		(90)	8/2/32	US SOFR — Annually	2.4275% — Annually	(467,088)
		620,700	19,391	(E)	(12)	4/1/42	US SOFR — Annually	2.63% — Annually	(19,403)
		887,900	41,545	(E)	(13)	3/24/35	US SOFR — Annually	2.39% — Annually	(41,558)
		1,827,800	134,161		(54)	8/10/42	2.645% — Annually	US SOFR — Annually	146,383
		3,098,000	245,238		(6,907)	8/10/42	US SOFR — Annually	2.605% — Annually	(272,532)
		1,270,300	103,021		(37)	8/10/42	2.5915% — Annually	US SOFR — Annually	111,701
		5,122,000	140,138	(E)	(48)	2/6/29	2.40% — Annually	US SOFR — Annually	140,090
		10,439,000	487,397		(138)	8/16/32	US SOFR — Annually	2.613% — Annually	(558,252)
		1,205,300	21,852	(E)	(27)	1/15/47	2.49% — Annually	US SOFR — Annually	21,825
		176,000	4,998		(2)	8/25/32	US SOFR — Annually	2.8415% — Annually	(5,961)
		752,000	11,363	(E)	(11)	2/21/35	2.785% — Annually	US SOFR — Annually	11,351
		10,126,400	143,187		(38)	9/6/24	US SOFR — Annually	3.413% — Annually	(167,476)
		5,999,300	16,318	(E)	(33)	1/15/27	US SOFR — Annually	2.73% — Annually	(16,351)
		5,101,400	62,390		(67)	9/13/32	3.043% — Annually	US SOFR — Annually	85,504
		1,042,200	5,513	(E)	(20)	1/15/41	3.0500% — Annually	US SOFR — Annually	5,493
		613,600	5,449	(E)	(12)	1/15/42	2.9825% — Annually	US SOFR — Annually	5,437
		2,091,000	18,213		(71)	9/26/52	2.905% — Annually	US SOFR — Annually	29,539
		10,872,000	19,678		(102)	9/26/27	US SOFR — Annually	3.465% — Annually	(8,058)
		659,000	2,445		(9)	9/19/32	3.24% — Annually	US SOFR — Annually	(42)
		2,740,000	56,663		(36)	9/26/32	US SOFR — Annually	3.449% — Annually	49,435
		3,781,000	51,800		(30)	10/4/27	3.75% — Annually	US SOFR — Annually	(47,220)
		11,579,000	256,127		(153)	10/5/32	US SOFR — Annually	3.466% — Annually	224,390
		1,103,000	7,456	(E)	(17)	10/21/36	US SOFR — Annually	3.116% — Annually	7,440
		4,396,000	49,103	(E)	(62)	8/23/33	US SOFR — Annually	3.237% — Annually	49,041
		4,227,000	44,679	(E)	(60)	9/1/33	US SOFR — Annually	3.225% — Annually	44,620
		184,000	2,326		(3)	11/14/32	3.347% — Annually	US SOFR — Annually	(1,713)
		547,000	1,575		(19)	2/3/53	2.9275% — Annually	US SOFR — Annually	2,640
		32,880,000	94,694		(123)	10/7/24	US SOFR — Annually	4.1845% — Annually	(75,351)
		6,487,000	161,786		(86)	10/7/32	3.5005% — Annually	US SOFR — Annually	(147,372)
		65,760,000	184,128		15,057	10/7/24	4.19% — Annually	US SOFR — Annually	158,464
		29,244,000	378,125		(6,914)	10/7/27	US SOFR — Annually	3.73% — Annually	323,554
		53,861,000	1,341,139		(21,175)	10/7/32	3.50% — Annually	US SOFR — Annually	(1,213,975)
		12,974,000	333,562		(12,424)	10/7/32	US SOFR — Annually	3.51% — Annually	286,041
		15,987,000	310,148		10,707	10/7/52	US SOFR — Annually	3.05% — Annually	241,653
		5,321,000	27,722	(E)	(37)	4/8/28	3.44% — Annually	US SOFR — Annually	(27,759)
		14,062,000	57,514	(E)	(53)	1/31/25	US SOFR — Annually	4.035% — Annually	57,461
		465,000	16,275	(E)	(16)	1/16/55	2.97% — Annually	US SOFR — Annually	(16,291)
		10,609,000	64,609	(E)	(59)	1/16/26	US SOFR — Annually	3.605% — Annually	64,550
		2,104,000	125,419		(72)	10/20/52	US SOFR — Annually	3.2571% — Annually	117,842
		4,361,600	263,048	(E)	(148)	10/9/54	3.115% — Annually	US SOFR — Annually	(263,196)
		17,737,100	765,356	(E)	(250)	10/10/33	US SOFR — Annually	3.594% — Annually	765,106
		160,000	12,024		(5)	10/20/52	US SOFR — Annually	3.3375% — Annually	11,506
		618,100	40,615	(E)	(21)	1/24/55	3.135% — Annually	US SOFR — Annually	(40,636)
		2,079,200	58,529	(E)	(20)	4/13/28	3.965% — Annually	US SOFR — Annually	(58,549)
		687,600	32,022	(E)	(10)	4/4/35	3.5575% — Annually	US SOFR — Annually	(32,032)
		1,375,200	38,299	(E)	(15)	5/8/30	US SOFR — Annually	3.52% — Annually	38,284
		1,882,600	14,553	(E)	(16)	4/4/32	3.515% — Annually	US SOFR — Annually	(14,569)
		12,801,600	695,383	(E)	(181)	11/24/33	US SOFR — Annually	3.708% — Annually	695,202
		3,343,800	179,562	(E)	(47)	6/6/34	US SOFR — Annually	3.645% — Annually	179,515
		255,200	12,206	(E)	(4)	2/19/36	US SOFR — Annually	3.6145% — Annually	12,202
		189,100	9,011	(E)	(3)	3/3/36	US SOFR — Annually	3.614% — Annually	9,008
		2,746,000	271,799		(93)	10/24/52	US SOFR — Annually	3.4605% — Annually	263,854
		6,903,300	62,682	(E)	(26)	6/26/25	US SOFR — Annually	4.31% — Annually	62,656
		1,524,000	167,777		(52)	10/27/32	3.5176% — Annually	US SOFR — Annually	(164,060)
		3,483,000	208,353	(E)	(49)	12/4/33	US SOFR — Annually	3.77% — Annually	208,304
		1,247,800	35,899	(E)	(14)	3/24/32	US SOFR — Annually	3.64% — Annually	35,885
		2,429,900	116,975	(E)	(36)	6/28/37	US SOFR — Annually	3.70% — Annually	116,939
		552,200	23,507	(E)	(11)	6/20/40	US SOFR — Annually	3.75% — Annually	23,496
		8,236,000	57,323		(31)	11/9/24	US SOFR — Annually	4.7655% — Annually	78,235
		10,032,100	565,911		(132)	11/14/32	3.88% — Annually	US SOFR — Annually	(553,002)
		5,700,000	121,239		(75)	11/21/32	3.4515% — Annually	US SOFR — Annually	(103,156)
		624,400	14,611		(8)	11/25/32	3.477% — Annually	US SOFR — Annually	(13,049)
		20,040,000	25,651		(75)	12/5/24	4.3515% — Annually	US SOFR — Annually	(30,147)
		1,000,000	4,340		(13)	12/9/32	3.14% — Annually	US SOFR — Annually	7,750
		272,300	10,633	(E)	(9)	12/10/57	2.47% — Annually	US SOFR — Annually	10,624
		680,800	16,271	(E)	(23)	12/13/57	2.558% — Annually	US SOFR — Annually	16,248
		1,823,000	87,777		(62)	12/29/52	US SOFR — Annually	3.1925% — Annually	81,673
		949,000	7,165		(8)	1/6/28	3.5615% — Annually	US SOFR — Annually	(5,097)
		4,451,000	1,691		(151)	1/18/53	US SOFR — Annually	2.9451% — Annually	(12,593)
		4,206,000	4,669		(56)	1/19/33	3.178% — Annually	US SOFR — Annually	15,840
		1,445,000	2,919		(19)	1/24/33	3.167% — Annually	US SOFR — Annually	6,555
		4,876,000	1,755		(64)	1/30/33	3.19529% — Annually	US SOFR — Annually	9,325
		400,000	5,532		(5)	2/10/33	US SOFR — Annually	3.3555% — Annually	4,846
		2,218,000	43,428		(29)	2/15/33	US SOFR — Annually	3.4235% — Annually	40,191
		6,000,000	129,060		(48)	2/21/28	3.855% — Annually	US SOFR — Annually	(124,385)
		2,900,000	87,406		(38)	2/21/33	US SOFR — Annually	3.5485% — Annually	84,122
		1,420,000	34,705		(11)	2/24/28	3.9195% — Annually	US SOFR — Annually	(33,775)
		935,000	34,539		(12)	2/24/33	US SOFR — Annually	3.629% — Annually	33,635
		1,780,000	66,056		(24)	2/24/33	US SOFR — Annually	3.631% — Annually	64,339
		2,412,000	73,059		(19)	2/28/28	4.0475% — Annually	US SOFR — Annually	(71,928)
		881,000	37,742		(12)	2/28/33	US SOFR — Annually	3.6985% — Annually	37,037
		7,453,000	428,398		(253)	3/7/53	3.235% — Annually	US SOFR — Annually	(424,477)
		3,912,000	28,792	(E)	(27)	6/24/28	3.254% — Annually	US SOFR — Annually	(28,819)
		674,000	27,614		(9)	3/2/33	3.676% — Annually	US SOFR — Annually	(27,112)
		1,855,000	52,218		(15)	3/2/28	US SOFR — Annually	3.998% — Annually	51,296
		792,000	19,254	(E)	(12)	2/4/36	3.3105% — Annually	US SOFR — Annually	(19,265)
		7,201,000	96,925	(E)	(81)	12/16/31	3.245% — Annually	US SOFR — Annually	(97,006)
		4,107,000	185,144		(54)	3/2/33	3.7245% — Annually	US SOFR — Annually	(182,348)
		128,000	10,324		(4)	3/6/53	3.354% — Annually	US SOFR — Annually	(10,215)
		1,211,000	63,190		(16)	3/6/33	US SOFR — Annually	3.808% — Annually	62,492
		1,382,000	47,610		(11)	3/6/28	4.1355% — Annually	US SOFR — Annually	(47,169)
		664,000	22,078		(5)	3/7/28	US SOFR — Annually	4.108% — Annually	21,851
		959,000	44,335		(13)	3/7/33	3.7375% — Annually	US SOFR — Annually	(43,780)
		162,000	9,675		(6)	3/7/53	US SOFR — Annually	3.2465% — Annually	9,518
		480,000	18,725		(6)	3/10/33	3.6515% — Annually	US SOFR — Annually	(18,455)
		1,616,000	67,371	(E)	(5,480)	6/21/33	US SOFR — Annually	3.635% — Annually	61,891
		648,000	25,207	(E)	(9)	8/9/33	3.575% — Annually	US SOFR — Annually	(25,216)
		511,200	2,086	(E)	(7)	2/9/38	3.31% — Annually	US SOFR — Annually	(2,092)
		244,000	3,540	(E)	(4)	2/9/38	3.275% — Annually	US SOFR — Annually	(3,544)
		3,377,300	135,599	(E)	(48)	5/11/33	3.64% — Annually	US SOFR — Annually	(135,646)
		8,548,100	265,589	(E)	(80)	5/11/28	US SOFR — Annually	3.997% — Annually	265,509
		4,296,000	68,220		(35)	3/14/28	US SOFR — Annually	3.7185% — Annually	66,293
		226,000	4,604		(3)	3/14/33	3.4305% — Annually	US SOFR — Annually	(4,474)
		118,000	1,492		(4)	3/14/53	3.0045% — Annually	US SOFR — Annually	(1,401)
		595,000	2,237		(8)	3/15/33	3.234% — Annually	US SOFR — Annually	(1,861)
		2,696,000	20,840		(36)	3/15/33	3.28091% — Annually	US SOFR — Annually	(19,194)
		3,110,000	5,318		(25)	3/17/28	US SOFR — Annually	3.404% — Annually	3,736
		307,000	1,793		(10)	3/17/53	2.9695% — Annually	US SOFR — Annually	(1,594)
		73,300,000	1,947,581	(E)	(1,802,392)	6/21/30	US SOFR — Annually	3.60% — Annually	145,189
		523,000	554		(7)	3/20/33	3.2019% — Annually	US SOFR — Annually	(313)
		88,431,000	600,446	(E)	507,606	6/21/25	4.20% — Annually	US SOFR — Annually	(92,841)
		19,432,000	473,752	(E)	413,055	6/21/28	3.80% — Annually	US SOFR — Annually	(60,697)
		36,571,000	799,808	(E)	545,345	6/21/33	3.40% — Annually	US SOFR — Annually	(254,463)
		2,912,000	62,288	(E)	116,324	6/21/53	US SOFR — Annually	2.80% — Annually	54,036
		727,500	2,415		(6)	3/21/28	US SOFR — Annually	3.2915% — Annually	(2,719)
		444,000	1,439		(15)	3/22/53	US SOFR — Annually	2.9225% — Annually	(1,665)
		807,500	121		(11)	3/22/33	3.1875% — Annually	US SOFR — Annually	435
		1,415,000	2,660		(11)	3/22/28	US SOFR — Annually	3.323% — Annually	(3,186)
		2,062,000	16,104		(17)	3/23/28	3.5365% — Annually	US SOFR — Annually	(15,554)
		1,167,000	9,149		(9)	3/23/28	3.537% — Annually	US SOFR — Annually	(8,838)
		303,000	2,539		(10)	3/24/53	US SOFR — Annually	2.982% — Annually	2,417
		137,000	974		(5)	3/24/53	2.9755% — Annually	US SOFR — Annually	(928)
		382,000	3,507		(5)	3/24/33	US SOFR — Annually	3.2975% — Annually	3,387
		156,000	170		(5)	3/24/53	2.9335% — Annually	US SOFR — Annually	224
		1,685,500	3,590		(14)	3/24/28	US SOFR — Annually	3.317% — Annually	(4,102)
		465,000	623		(6)	3/24/33	3.17535% — Annually	US SOFR — Annually	769
		1,969,000	5,238		(16)	3/27/28	US SOFR — Annually	3.3045% — Annually	(5,622)
		1,969,000	9,451		(16)	3/27/28	US SOFR — Annually	3.2575% — Annually	(9,849)
		678,000	4,224		(5)	3/27/28	US SOFR — Annually	3.226% — Annually	(4,364)
		1,969,000	5,592		(16)	3/27/28	3.3005% — Annually	US SOFR — Annually	5,946
		724,000	10,216		(6)	3/28/28	US SOFR — Annually	3.0525% — Annually	(10,362)
		477,000	7,613		(6)	3/28/33	3.001% — Annually	US SOFR — Annually	7,702
		4,053,800	35,755	(E)	(57)	6/13/33	3.041% — Annually	US SOFR — Annually	35,697
		10,631,000	89,194	(E)	(100)	6/13/28	3.086% — Annually	US SOFR — Annually	89,094
		1,699,000	17,687		(22)	4/4/33	US SOFR — Annually	3.064% — Annually	(17,709)
		309,200	640	(E)	(6)	3/27/40	US SOFR — Annually	3.1525% — Annually	634
		1,060,000	32		(9)	3/29/28	3.363% — Annually	US SOFR — Annually	87
		1,052,000	978		(14)	3/29/33	US SOFR — Annually	3.20% — Annually	824
		500,000	6,775		(17)	3/30/53	3.008% — Annually	US SOFR — Annually	(6,742)
		528,000	2,107		(7)	3/30/33	US SOFR — Annually	3.236% — Annually	2,054
		2,474,000	13,953		(20)	3/31/28	3.4855% — Annually	US SOFR — Annually	(13,882)
		1,050,200	9,200	(E)	(15)	3/13/34	US SOFR — Annually	3.118% — Annually	9,185
		4,784,000	1,579		(18)	3/31/25	US SOFR — Annually	4.0905% — Annually	1,461
		1,869,000	12,709		(25)	3/31/33	US SOFR — Annually	3.269% — Annually	12,603
		1,169,000	6,874		(15)	4/3/33	US SOFR — Annually	3.2565% — Annually	6,858
		1,876,000	7,298		(25)	4/4/33	US SOFR — Annually	3.2325% — Annually	7,273
		1,260,000	6,187		(17)	4/4/33	3.2445% — Annually	US SOFR — Annually	(6,203)
		4,520,000	4,339		(17)	4/4/25	US SOFR — Annually	4.113% — Annually	4,322
		1,743,000	3,225		(23)	4/4/33	US SOFR — Annually	3.2085% — Annually	3,202
		747,000	232		(10)	4/4/33	3.1830% — Annually	US SOFR — Annually	222
	AUD	53,800	6,478	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,478
	AUD	181,000	23,928	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	23,926
	AUD	67,200	9,129	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,128
	AUD	104,900	12,695	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	12,693
	AUD	391,500	52,062	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	52,058
	AUD	25,100	5,421	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,421
	AUD	1,200,000	105,000		(13)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(110,954)
	AUD	1,315,300	175,148		228,856	11/24/42	6 month AUD-BBR-BBSW — Semiannually	2.50% — Semiannually	50,156
	AUD	1,322,000	9,208	(E)	(460)	6/21/25	3.94% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(9,668)
	AUD	1,958,000	41,084	(E)	6,657	6/21/33	6 month AUD-BBR-BBSW — Semiannually	4.22% — Semiannually	47,741
	CAD	1,691,000	36,860	(E)	11,007	6/21/33	3.62% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(25,854)
	CAD	1,264,000	2,815	(E)	(4,618)	6/21/25	3 month CAD-BA-CDOR — Semiannually	4.14% — Semiannually	(1,803)
	CHF	161,000	723	(E)	(2,137)	6/21/33	Swiss Average Rate Overnight — Annually	1.975% — Annually	(1,414)
	EUR	347,600	46,473	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	46,460
	EUR	472,900	118,840		(18)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(119,856)
	EUR	522,000	141,040		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	141,687
	EUR	528,600	148,843		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	149,514
	EUR	653,200	196,544		(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	196,748
	EUR	636,800	102,611	(E)	(24)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(102,635)
	EUR	679,000	212,761		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	214,418
	EUR	503,000	145,682	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	145,663
	EUR	458,800	157,620		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	158,822
	EUR	307,000	112,002		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	112,832
	EUR	1,018,300	414,373	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	414,334
	EUR	614,700	290,309	(E)	(23)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(290,333)
	EUR	864,500	415,682		(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	418,651
	EUR	3,365,700	1,368,861		(127)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(1,379,195)
	EUR	401,600	198,944	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	198,929
	EUR	189,700	108,693	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	108,686
	EUR	1,164,500	231,666	(E)	(25)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(231,691)
	EUR	550,400	107,288	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	107,276
	EUR	766,600	152,267	(E)	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	152,249
	EUR	262,300	51,630	(E)	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	51,624
	EUR	746,600	319,689		(30)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(322,968)
	EUR	730,000	158,195		(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	163,082
	EUR	683,800	155,079		(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	159,098
	EUR	255,600	119,481		(10)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(119,422)
	EUR	2,046,000	406,966		(33)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(411,246)
	EUR	1,588,700	793	(E)	(25)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(818)
	EUR	2,726,900	82,539		(41)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	47,213
	EUR	8,644,100	297,735	(E)	(33)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	297,702
	EUR	872,000	166,005		(30)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(159,965)
	EUR	2,733,500	143,985	(E)	(31)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	143,954
	EUR	10,052,000	761,680		(96)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(707,674)
	EUR	319,800	27,087	(E)	(11)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	27,076
	EUR	473,000	33,923	(E)	(16)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	33,907
	EUR	1,250,300	44,787	(E)	(18)	2/18/36	6 month EUR-EURIBOR — Semiannually	3.285% — Annually	44,769
	EUR	319,800	6,142	(E)	(6)	8/22/39	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	6,136
	EUR	7,679,100	80,698	(E)	(52)	6/26/28	6 month EUR-EURIBOR — Semiannually	3.26% — Annually	80,646
	EUR	584,700	9,645	(E)	(11)	3/28/40	6 month EUR-EURIBOR — Semiannually	3.09% — Annually	9,634
	EUR	2,225,000	17,760		(19)	2/24/28	3.206% — Annually	6 month EUR-EURIBOR — Semiannually	(17,938)
	EUR	1,516,000	20,190		(21)	2/24/33	6 month EUR-EURIBOR — Semiannually	3.095% — Annually	20,092
	EUR	1,030,000	13,818		(14)	2/24/33	3.096% — Annually	6 month EUR-EURIBOR — Semiannually	(13,782)
	EUR	2,917,000	53,716		(25)	3/2/28	3.4215% — Annually	6 month EUR-EURIBOR — Semiannually	(53,905)
	EUR	1,777,000	53,170		(25)	3/2/33	6 month EUR-EURIBOR — Semiannually	3.2755% — Annually	53,022
	EUR	187,000	10,434		(7)	3/2/53	2.7465% — Annually	6 month EUR-EURIBOR — Semiannually	(10,343)
	EUR	1,789,000	30,888		(15)	3/2/28	3.398% — Annually	6 month EUR-EURIBOR — Semiannually	(30,967)
	EUR	317,000	6,343		(4)	3/10/33	3.176% — Annually	6 month EUR-EURIBOR — Semiannually	(6,266)
	EUR	1,324,000	33,284	(E)	10,625	6/21/33	3.22% — Annually	6 month EUR-EURIBOR — Semiannually	(22,659)
	EUR	1,646,000	16,137	(E)	(1,608)	6/21/25	3.875% — Annually	6 month EUR-EURIBOR — Semiannually	(17,745)
	EUR	6,811,400	121,589	(E)	(68)	4/13/28	6 month EUR-EURIBOR — Semiannually	3.395% — Annually	121,522
	EUR	1,120,300	26,255	(E)	(17)	4/13/33	3.203% — Annually	6 month EUR-EURIBOR — Semiannually	(26,272)
	EUR	2,918,000	22,595		(25)	3/14/28	6 month EUR-EURIBOR — Semiannually	3.214% — Annually	21,899
	EUR	1,112,000	9,551		(16)	3/14/33	3.0525% — Annually	6 month EUR-EURIBOR — Semiannually	(9,220)
	EUR	91,000	1,267		(3)	3/14/53	2.5595% — Annually	6 month EUR-EURIBOR — Semiannually	(1,219)
	EUR	1,964,000	1,342		(17)	3/17/28	6 month EUR-EURIBOR — Semiannually	3.075% — Annually	1,146
	EUR	1,608,000	8,650		(14)	3/22/28	6 month EUR-EURIBOR — Semiannually	2.909% — Annually	(8,876)
	EUR	1,399,000	501		(12)	3/23/28	3.021% — Annually	6 month EUR-EURIBOR — Semiannually	(357)
	EUR	1,192,000	6,554		(10)	3/24/28	3.14% — Annually	6 month EUR-EURIBOR — Semiannually	(6,471)
	EUR	335,000	2,347		(5)	3/24/33	6 month EUR-EURIBOR — Semiannually	3.0215% — Annually	2,308
	EUR	564,000	257		(5)	3/27/28	6 month EUR-EURIBOR — Semiannually	3.045% — Annually	186
	EUR	3,675,000	38,460		(32)	3/28/28	6 month EUR-EURIBOR — Semiannually	2.8235% — Annually	(39,014)
	EUR	398,000	15,392		(15)	3/28/53	2.3165% — Annually	6 month EUR-EURIBOR — Semiannually	15,452
	EUR	2,065,700	19,042	(E)	(32)	6/13/33	2.85% — Annually	6 month EUR-EURIBOR — Semiannually	19,010
	EUR	7,574,400	56,926	(E)	(77)	6/13/28	2.87% — Annually	6 month EUR-EURIBOR — Semiannually	56,849
	EUR	953,000	1,840		(8)	3/29/28	2.989% — Annually	6 month EUR-EURIBOR — Semiannually	1,943
	EUR	560,000	838		(8)	3/29/33	6 month EUR-EURIBOR — Semiannually	2.9295% — Annually	(914)
	EUR	190,000	1,261		(7)	3/29/53	6 month EUR-EURIBOR — Semiannually	2.459% — Annually	(1,296)
	EUR	1,074,000	3,413		(15)	3/31/33	6 month EUR-EURIBOR — Semiannually	2.9825% — Annually	3,388
	EUR	521,000	3,786		(7)	4/3/33	6 month EUR-EURIBOR — Semiannually	3.0285% — Annually	3,778
	EUR	166,000	1,879		(6)	4/3/53	6 month EUR-EURIBOR — Semiannually	2.542% — Annually	1,873
	GBP	477,400	111,159		(9)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(119,431)
	GBP	34,143,500	685,704		28,282	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(1,172,569)
	GBP	34,143,500	715,609		42,471	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(1,190,854)
	GBP	34,143,500	745,093		(66,309)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	1,264,296
	GBP	13,657,400	257,602		(70)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	428,831
	GBP	5,950,000	51,893		(90)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	(65,235)
	GBP	509,000	7,026	(E)	(11)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	(7,037)
	GBP	262,000	3,707	(E)	(6)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	(3,713)
	GBP	19,875,000	412,144		(83)	11/7/24	5.495% — Annually	Sterling Overnight Index Average — Annually	(610,842)
	GBP	7,917,000	719,101		(125)	11/9/32	Sterling Overnight Index Average — Annually	4.35% — Annually	757,666
	GBP	375,100	20,989	(E)	(8)	2/26/39	Sterling Overnight Index Average — Annually	3.778% — Annually	20,981
	GBP	182,000	5,287	(E)	6,700	6/21/33	3.675% — Annually	Sterling Overnight Index Average — Annually	1,412
	NOK	9,012,000	18,653	(E)	(3,072)	6/21/33	6 month NOK-NIBOR-NIBR — Semiannually	3.35% — Annually	15,581
	NZD	738,000	14,416	(E)	(640)	6/21/33	3 month NZD-BBR-FRA — Quarterly	4.66% — Semiannually	13,777
	SEK	19,814,000	45,054	(E)	(4,905)	6/21/33	3.11% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(49,958)

	Total				$(51,819)				$3,501,456
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$878,944	$777,370	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(84,299)
854,414	808,601	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(50,586)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(134,885)

	Total	$—			Total	$(134,885)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$904	$8,593	$1,826	5/11/63	300 bp — Monthly	$(917)
	CMBX NA BBB-.6 Index	BB/P	5,468	45,829	9,739	5/11/63	300 bp — Monthly	(4,244)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	5,899	15,274	2,644	5/11/63	200 bp — Monthly	3,261
	CMBX NA A.6 Index	A/P	4,583	15,274	2,644	5/11/63	200 bp — Monthly	1,945
	CMBX NA A.6 Index	A/P	5,202	16,057	2,780	5/11/63	200 bp — Monthly	2,429
	CMBX NA A.6 Index	A/P	6,484	16,449	2,847	5/11/63	200 bp — Monthly	3,643
	CMBX NA A.6 Index	A/P	14,740	34,465	5,966	5/11/63	200 bp — Monthly	8,788
	CMBX NA A.6 Index	A/P	26,268	61,880	10,711	5/11/63	200 bp — Monthly	15,581
	CMBX NA A.6 Index	A/P	38,559	85,379	14,779	5/11/63	200 bp — Monthly	23,814
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	40,973	11/18/54	500 bp — Monthly	16,756
	CMBX NA BB.13 Index	BB-/P	7,267	77,000	33,218	12/16/72	500 bp — Monthly	(25,876)
	CMBX NA BB.13 Index	BB-/P	10,661	117,000	50,474	12/16/72	500 bp — Monthly	(39,699)
	CMBX NA BB.13 Index	BB-/P	47,351	183,000	78,946	12/16/27	500 bp — Monthly	(31,417)
	CMBX NA BB.13 Index	BB-/P	32,549	357,000	154,010	12/16/72	500 bp — Monthly	(121,114)
	CMBX NA BB.6 Index	B+/P	86,542	145,844	61,430	5/11/63	500 bp — Monthly	25,255
	CMBX NA BB.6 Index	B+/P	165,112	777,162	327,341	5/11/63	500 bp — Monthly	(161,465)
	CMBX NA BB.7 Index	B-/P	46,032	902,000	368,287	1/17/47	500 bp — Monthly	(321,377)
	CMBX NA BB.9 Index	B/P	2,240	11,000	4,671	9/17/58	500 bp — Monthly	(2,420)
	CMBX NA BB.9 Index	B/P	15,521	76,000	32,270	9/17/58	500 bp — Monthly	(16,675)
	CMBX NA BBB-.10 Index	BB+/P	7,693	62,000	17,726	11/17/59	300 bp — Monthly	(9,997)
	CMBX NA BBB-.10 Index	BB+/P	12,109	111,000	31,735	11/17/59	300 bp — Monthly	(19,561)
	CMBX NA BBB-.11 Index	BBB-/P	689	11,000	2,983	11/18/54	300 bp — Monthly	(2,288)
	CMBX NA BBB-.14 Index	BBB-/P	423	13,000	3,656	12/16/72	300 bp — Monthly	(3,225)
	CMBX NA BBB-.15 Index	BBB-/P	29,915	112,000	31,987	11/18/64	300 bp — Monthly	(2,007)
	CMBX NA BBB-.15Index	BBB-/P	170	1,000	286	11/18/64	300 bp — Monthly	(115)
	CMBX NA BBB-.16 Index	BBB-/P	29,551	130,000	37,778	4/17/65	300 bp — Monthly	(8,151)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	22,204	166,000	67,778	1/17/47	500 bp — Monthly	(45,412)
	CMBX NA BBB-.7 Index	BB-/P	13,231	179,000	39,219	1/17/47	300 bp — Monthly	(25,884)
	CMBX NA BBB-.7 Index	BB-/P	34,676	528,000	115,685	1/17/47	300 bp — Monthly	(80,701)
	Goldman Sachs International
	CMBX NA BB.9 Index	B/P	21,836	54,000	22,928	9/17/58	500 bp — Monthly	(1,040)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	271	11/18/54	300 bp — Monthly	(207)
	CMBX NA BBB-.13 Index	BBB-/P	138	3,000	864	12/16/72	300 bp — Monthly	(725)
	CMBX NA BBB-.13 Index	BBB-/P	677	4,000	1,152	12/16/72	300 bp — Monthly	(473)
	CMBX NA BBB-.13 Index	BBB-/P	314	5,000	1,441	12/16/72	300 bp — Monthly	(1,123)
	CMBX NA BBB-.13 Index	BBB-/P	1,425	9,000	2,593	12/16/72	300 bp — Monthly	(1,163)
	CMBX NA BBB-.13 Index	BBB-/P	1,315	18,000	5,186	12/16/72	300 bp — Monthly	(3,860)
	CMBX NA BBB-.13 Index	BBB-/P	4,545	29,000	8,355	12/16/72	300 bp — Monthly	(3,793)
	CMBX NA BBB-.13 Index	BBB-/P	2,780	47,000	13,541	12/16/72	300 bp — Monthly	(10,733)
	CMBX NA BBB-.13 Index	BBB-/P	4,435	69,000	19,879	12/16/72	300 bp — Monthly	(15,404)
	CMBX NA BBB-.14 Index	BBB-/P	12,002	79,000	22,215	12/16/72	300 bp — Monthly	(10,167)
	CMBX NA BBB-.14 Index	BBB-/P	17,291	101,000	28,401	12/16/72	300 bp — Monthly	(11,051)
	CMBX NA BBB-.15 Index	BBB-/P	1,864	30,000	8,568	11/18/64	300 bp — Monthly	(6,687)
	CMBX NA BBB-.15 Index	BBB-/P	5,916	64,000	18,278	11/18/64	300 bp — Monthly	(12,325)
	CMBX NA BBB-.15 Index	BBB-/P	5,699	64,000	18,278	11/18/64	300 bp — Monthly	(12,543)
	CMBX NA BBB-.16 Index	BBB-/P	20,457	85,000	24,701	4/17/65	300 bp — Monthly	(4,195)
	CMBX NA BBB-.7 Index	BB-/P	151,525	2,050,000	449,155	1/17/47	300 bp — Monthly	(296,434)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B/P	8,906	111,000	49,806	5/11/63	500 bp — Monthly	(40,791)
	CMBX NA BB.6 Index	B+/P	289,832	380,141	160,115	5/11/63	500 bp — Monthly	130,090
	CMBX NA BBB-.11 Index	BBB-/P	2,864	26,000	7,051	11/18/54	300 bp — Monthly	(4,172)
	CMBX NA BBB-.13 Index	BBB-/P	5,155	39,000	11,236	12/16/72	300 bp — Monthly	(6,058)
	CMBX NA BBB-.8 Index	BB/P	9,980	64,000	14,157	10/17/57	300 bp — Monthly	(4,139)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	17,571	132,000	16,672	12/16/72	200 bp — Monthly	900
	CMBX NA A.13 Index	A-/P	17,205	132,000	16,672	12/16/72	200 bp — Monthly	533
	CMBX NA BB.6 Index	B+/P	5,703	34,436	14,504	5/11/63	500 bp — Monthly	(8,768)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	837	9,000	3,883	12/16/72	500 bp — Monthly	(3,037)
	CMBX NA BB.13 Index	BB-/P	820	9,000	3,883	12/16/72	500 bp — Monthly	(3,054)
	CMBX NA BB.13 Index	BB-/P	6,096	66,000	28,472	12/16/72	500 bp — Monthly	(22,312)
	CMBX NA BB.13 Index	BB-/P	15,517	169,000	72,907	12/16/72	500 bp — Monthly	(57,226)
	CMBX NA BB.6 Index	B+/P	7,658	42,538	17,917	5/11/63	500 bp — Monthly	(10,217)
	CMBX NA BB.6 Index	B+/P	58,576	116,811	49,201	5/11/63	500 bp — Monthly	9,491
	CMBX NA BB.6 Index	B+/P	76,812	122,212	51,476	5/11/63	500 bp — Monthly	25,456
	CMBX NA BB.6 Index	B+/P	84,420	135,716	57,164	5/11/63	500 bp — Monthly	27,390
	CMBX NA BB.9 Index	B/P	1,602	4,000	1,698	9/17/58	500 bp — Monthly	(92)
	CMBX NA BBB-.13 Index	BBB-/P	328	5,000	1,441	12/16/72	300 bp — Monthly	(1,110)
	CMBX NA BBB-.13 Index	BBB-/P	769	13,000	3,745	12/16/72	300 bp — Monthly	(2,969)
	CMBX NA BBB-.13 Index	BBB-/P	2,388	26,000	7,491	12/16/72	300 bp — Monthly	(5,087)
	CMBX NA BBB-.14 Index	BBB-/P	6,252	38,000	10,686	12/16/72	300 bp — Monthly	(4,386)
	CMBX NA BBB-.15 Index	BBB-/P	10,872	64,000	18,278	11/18/64	300 bp — Monthly	(7,369)
	CMBX NA BBB-.15 Index	BBB-/P	21,127	134,000	38,270	11/18/64	300 bp — Monthly	(17,065)
	CMBX NA BBB-.16 Index	BBB-/P	21,595	95,000	27,607	4/17/65	300 bp — Monthly	(5,940)
	CMBX NA BBB-.9 Index	BB+/P	774	8,000	1,975	9/17/58	300 bp — Monthly	(1,698)

Upfront premium received			1,655,615		Unrealized appreciation			295,332

Upfront premium (paid)			—		Unrealized (depreciation)			(1,519,958)

	Total		$1,655,615				Total	$(1,224,626)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(67,991)	$282,000	$126,533	11/17/59	(500 bp) — Monthly	$58,269
	CMBX NA BB.10 Index	(39,270)	154,000	69,100	11/17/59	(500 bp) — Monthly	29,680
	CMBX NA BB.10 Index	(10,541)	101,000	45,319	11/17/59	(500 bp) — Monthly	34,680
	CMBX NA BB.10 Index	(9,210)	84,000	37,691	11/17/59	(500 bp) — Monthly	28,399
	CMBX NA BB.11 Index	(5,960)	46,000	18,478	11/18/54	(500 bp) — Monthly	12,474
	CMBX NA BB.11 Index	(2,075)	40,000	16,068	11/18/54	(500 bp) — Monthly	13,954
	CMBX NA BB.11 Index	(1,508)	16,000	6,427	11/18/54	(500 bp) — Monthly	4,903
	CMBX NA BB.8 Index	(25,152)	70,544	33,290	10/17/57	(500 bp) — Monthly	8,069
	CMBX NA BB.8 Index	(4,594)	35,755	16,873	10/17/57	(500 bp) — Monthly	12,244
	CMBX NA BB.9 Index	(1,854)	46,000	19,532	9/17/58	(500 bp) — Monthly	17,632
	CMBX NA BB.9 Index	(2,271)	22,000	9,341	9/17/58	(500 bp) — Monthly	7,049
	CMBX NA BB.9 Index	(774)	12,000	5,095	9/17/58	(500 bp) — Monthly	4,309
	CMBX NA BB.9 Index	(353)	9,000	3,821	9/17/58	(500 bp) — Monthly	3,459
	CMBX NA BB.9 Index	(109)	3,000	1,274	9/17/58	(500 bp) — Monthly	1,162
	CMBX NA BBB-.10 Index	(40,233)	234,000	66,901	11/17/59	(300 bp) — Monthly	26,531
	CMBX NA BBB-.10 Index	(28,552)	123,000	35,166	11/17/59	(300 bp) — Monthly	6,542
	CMBX NA BBB-.10 Index	(12,443)	57,000	16,296	11/17/59	(300 bp) — Monthly	3,821
	CMBX NA BBB-.10 Index	(11,535)	53,000	15,153	11/17/59	(300 bp) — Monthly	3,587
	CMBX NA BBB-.10 Index	(5,991)	47,000	13,437	11/17/59	(300 bp) — Monthly	7,418
	CMBX NA BBB-.10 Index	(7,396)	31,000	8,863	11/17/59	(300 bp) — Monthly	1,449
	CMBX NA BBB-.10 Index	(3,569)	28,000	8,005	11/17/59	(300 bp) — Monthly	4,420
	CMBX NA BBB-.10 Index	(3,428)	27,000	7,719	11/17/59	(300 bp) — Monthly	4,275
	CMBX NA BBB-.10 Index	(1,835)	15,000	4,289	11/17/59	(300 bp) — Monthly	2,445
	CMBX NA BBB-.11 Index	(320)	1,000	271	11/18/54	(300 bp) — Monthly	(49)
	CMBX NA BBB-.12 Index	(57,473)	172,000	49,846	8/17/61	(300 bp) — Monthly	(7,728)
	CMBX NA BBB-.12 Index	(54,225)	156,000	45,209	8/17/61	(300 bp) — Monthly	(9,107)
	CMBX NA BBB-.12 Index	(29,175)	83,000	24,053	8/17/61	(300 bp) — Monthly	(5,170)
	CMBX NA BBB-.12 Index	(4,819)	70,000	20,286	8/17/61	(300 bp) — Monthly	15,426
	CMBX NA BBB-.12 Index	(10,193)	60,000	17,388	8/17/61	(300 bp) — Monthly	7,160
	CMBX NA BBB-.12 Index	(334)	1,000	290	8/17/61	(300 bp) — Monthly	(45)
	CMBX NA BBB-.13 Index	(2,924)	50,000	14,405	12/16/72	(300 bp) — Monthly	11,452
	CMBX NA BBB-.13 Index	(1,261)	25,000	7,203	12/16/72	(300 bp) — Monthly	5,927
	CMBX NA BBB-.13 Index	(1,273)	25,000	7,203	12/16/72	(300 bp) — Monthly	5,915
	CMBX NA BBB-.13 Index	(1,516)	20,000	5,762	12/16/72	(300 bp) — Monthly	4,235
	CMBX NA BBB-.13 Index	(986)	18,000	5,186	12/16/72	(300 bp) — Monthly	4,190
	CMBX NA BBB-.6 Index	(17,795)	54,422	11,565	5/11/63	(300 bp) — Monthly	(6,262)
	CMBX NA BBB-.8 Index	(10,050)	67,000	14,820	10/17/57	(300 bp) — Monthly	4,731
	CMBX NA BBB-.8 Index	(158)	1,000	221	10/17/57	(300 bp) — Monthly	63
	CMBX NA BBB-.9 Index	(4,259)	18,000	4,444	9/17/58	(300 bp) — Monthly	175
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	94,227	11/17/59	(500 bp) — Monthly	69,050
	CMBX NA BB.10 Index	(28,019)	210,000	94,227	11/17/59	(500 bp) — Monthly	66,004
	CMBX NA BB.10 Index	(13,797)	111,000	49,806	11/17/59	(500 bp) — Monthly	35,901
	CMBX NA BB.7 Index	(9,602)	367,312	154,712	5/11/63	(500 bp) — Monthly	144,749
	CMBX NA BB.7 Index	(46,385)	282,000	115,141	1/17/47	(500 bp) — Monthly	68,481
	CMBX NA BB.7 Index	(25,825)	140,000	57,162	1/17/47	(500 bp) — Monthly	31,201
	CMBX NA BB.9 Index	(1,804)	18,000	7,643	9/17/58	(500 bp) — Monthly	5,821
	Goldman Sachs International
	CMBX NA A.6 Index	(6,956)	41,123	7,118	5/11/63	(200 bp) — Monthly	145
	CMBX NA A.6 Index	(9,028)	36,031	6,237	5/11/63	(200 bp) — Monthly	(2,805)
	CMBX NA A.6 Index	(5,363)	21,540	3,729	5/11/63	(200 bp) — Monthly	(1,643)
	CMBX NA A.6 Index	(5,004)	19,974	3,457	5/11/63	(200 bp) — Monthly	(1,555)
	CMBX NA A.6 Index	(4,570)	17,624	3,051	5/11/63	(200 bp) — Monthly	(1,527)
	CMBX NA A.6 Index	(3,197)	12,924	2,237	5/11/63	(200 bp) — Monthly	(965)
	CMBX NA A.6 Index	(2,906)	11,749	2,034	5/11/63	(200 bp) — Monthly	(877)
	CMBX NA A.6 Index	(2,906)	11,749	2,034	5/11/63	(200 bp) — Monthly	(877)
	CMBX NA A.6 Index	(2,864)	11,358	1,966	5/11/63	(200 bp) — Monthly	(902)
	CMBX NA A.6 Index	(1,467)	5,875	1,017	5/11/63	(200 bp) — Monthly	(453)
	CMBX NA A.6 Index	(1,272)	5,091	881	5/11/63	(200 bp) — Monthly	(392)
	CMBX NA A.6 Index	(86)	392	68	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA A.6 Index	(87)	392	68	5/11/63	(200 bp) — Monthly	(20)
	CMBX NA A.6 Index	(81)	392	68	5/11/63	(200 bp) — Monthly	(14)
	CMBX NA BB.10 Index	(9,276)	41,000	18,397	11/17/59	(500 bp) — Monthly	9,081
	CMBX NA BB.6 Index	(23,816)	110,059	46,357	5/11/63	(500 bp) — Monthly	22,433
	CMBX NA BB.7 Index	(35,390)	216,000	88,193	1/17/47	(500 bp) — Monthly	52,593
	CMBX NA BB.7 Index	(11,198)	74,000	30,214	1/17/47	(500 bp) — Monthly	18,944
	CMBX NA BB.7 Index	(12,183)	60,000	24,498	1/17/47	(500 bp) — Monthly	12,257
	CMBX NA BB.7 Index	(8,623)	51,000	20,823	1/17/47	(500 bp) — Monthly	12,151
	CMBX NA BB.7 Index	(6,572)	36,000	14,699	1/17/47	(500 bp) — Monthly	8,092
	CMBX NA BB.9 Index	(39)	1,000	425	9/17/58	(500 bp) — Monthly	385
	CMBX NA BBB-.12 Index	(11,482)	34,000	9,853	8/17/61	(300 bp) — Monthly	(1,649)
	CMBX NA BBB-.12 Index	(4,289)	22,000	6,376	8/17/61	(300 bp) — Monthly	2,074
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(4,454)	22,324	3,864	5/11/63	(200 bp) — Monthly	(599)
	CMBX NA BB.7 Index	(78,835)	161,000	65,736	1/17/47	(500 bp) — Monthly	(13,255)
	CMBX NA BB.9 Index	(14,826)	30,000	12,738	9/17/58	(500 bp) — Monthly	(2,117)
	CMBX NA BBB-.12 Index	(4,445)	37,000	10,723	8/17/61	(300 bp) — Monthly	6,256
	CMBX NA BBB-.7 Index	(499,810)	2,129,000	466,464	1/17/47	(300 bp) — Monthly	(34,588)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	90,637	11/17/59	(500 bp) — Monthly	78,947
	CMBX NA BBB-.7 Index	(20,241)	247,000	54,118	1/17/47	(300 bp) — Monthly	33,733
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(5,070)	20,366	3,525	5/11/63	(200 bp) — Monthly	(1,553)
	CMBX NA A.6 Index	(778)	3,133	542	5/11/63	(200 bp) — Monthly	(236)
	CMBX NA A.6 Index	(291)	1,175	203	5/11/63	(200 bp) — Monthly	(88)
	CMBX NA A.6 Index	(96)	392	68	5/11/63	(200 bp) — Monthly	(28)
	CMBX NA A.6 Index	(86)	392	68	5/11/63	(200 bp) — Monthly	(18)
	CMBX NA A.6 Index	(98)	392	68	5/11/63	(200 bp) — Monthly	(30)
	CMBX NA A.6 Index	(97)	392	68	5/11/63	(200 bp) — Monthly	(29)
	CMBX NA BB.10 Index	(31,705)	135,000	60,575	11/17/59	(500 bp) — Monthly	28,738
	CMBX NA BB.10 Index	(29,160)	96,000	43,075	11/17/59	(500 bp) — Monthly	13,822
	CMBX NA BB.10 Index	(6,397)	61,000	27,371	11/17/59	(500 bp) — Monthly	20,914
	CMBX NA BB.7 Index	(15,485)	77,000	31,439	1/17/47	(500 bp) — Monthly	15,879
	CMBX NA BB.7 Index	(13,305)	69,000	28,173	1/17/47	(500 bp) — Monthly	14,800
	CMBX NA BB.7 Index	(404)	2,000	817	1/17/47	(500 bp) — Monthly	411
	CMBX NA BB.9 Index	(156)	4,000	1,698	9/17/58	(500 bp) — Monthly	1,538
	CMBX NA BBB-.10 Index	(10,652)	123,000	35,166	11/17/59	(300 bp) — Monthly	24,442
	CMBX NA BBB-.10 Index	(11,105)	90,000	25,731	11/17/59	(300 bp) — Monthly	14,574
	CMBX NA BBB-.10 Index	(11,288)	89,000	25,445	11/17/59	(300 bp) — Monthly	14,106
	CMBX NA BBB-.10 Index	(5,991)	50,000	14,295	11/17/59	(300 bp) — Monthly	8,275
	CMBX NA BBB-.10 Index	(2,182)	17,000	4,860	11/17/59	(300 bp) — Monthly	2,668
	CMBX NA BBB-.10 Index	(3,252)	15,000	4,289	11/17/59	(300 bp) — Monthly	1,027
	CMBX NA BBB-.11 Index	(14,559)	46,000	12,475	11/18/54	(300 bp) — Monthly	(2,110)
	CMBX NA BBB-.11 Index	(11,860)	38,000	10,306	11/18/54	(300 bp) — Monthly	(1,576)
	CMBX NA BBB-.12 Index	(1,107)	20,000	5,796	8/17/61	(300 bp) — Monthly	4,677
	CMBX NA BBB-.13 Index	(3,390)	55,000	15,846	12/16/72	(300 bp) — Monthly	12,382
	CMBX NA BBB-.7 Index	(5,016)	79,000	17,309	1/17/47	(300 bp) — Monthly	12,247
	CMBX NA BBB-.7 Index	(5,500)	54,000	11,831	1/17/47	(300 bp) — Monthly	6,295

Upfront premium received		—			Unrealized appreciation		1,231,138

Upfront premium (paid)		(1,625,600)			Unrealized (depreciation)		(98,285)

	Total	$(1,625,600)				Total	$1,132,853
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $115,019,996.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
Short-term investments
	Putnam Short Term Investment Fund**	$28,953,866	$5,738,803	$8,501,875	$323,593	$26,190,794

	Total Short-term investments	$28,953,866	$5,738,803	$8,501,875	$323,593	$26,190,794
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $313,278.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,414,828.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,864,021.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,460,920 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,414,828 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$11,924	$—

Total common stocks	—	11,924	—
Asset-backed securities	—	1,037,472	—
Convertible bonds and notes	—	6,118,042	—
Corporate bonds and notes	—	18,596,556	—
Foreign government and agency bonds and notes	—	9,689,346	—
Mortgage-backed securities	—	40,643,606	—
Senior loans	—	1,321,044	—
U.S. government and agency mortgage obligations	—	268,754,510	—
U.S. treasury obligations	—	975,815	—
Short-term investments	1,447,000	35,241,816	—

Totals by level	$1,447,000	$382,390,131	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(100,677)	$—
Futures contracts	(430,861)	—	—
Forward premium swap option contracts	—	558,570	—
TBA sale commitments	—	(169,880,171)	—
Interest rate swap contracts	—	3,553,275	—
Total return swap contracts	—	(134,885)	—
Credit default contracts	—	(121,788)	—

Totals by level	$(430,861)	$(166,125,676)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$418,100,000
Written swap option contracts (contract amount)	$237,400,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$14,000,000
Centrally cleared interest rate swap contracts (notional)	$1,296,900,000
OTC total return swap contracts (notional)	$1,700,000
OTC credit default contracts (notional)	$17,600,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com